As filed with the Securities and Exchange Commission on December   , 1995


                                                     Registration No.  2-90305
                                                     Registration No. 811-3999

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  FORM N-1A

                         REGISTRATION STATEMENT UNDER

                        THE SECURITIES ACT OF 1933 [x]

                        Pre-Effective Amendment No. [ ]


                     Post-Effective Amendment No. 33 [x]


                                    and/or

                         REGISTRATION STATEMENT UNDER

                    THE INVESTMENT COMPANY ACT OF 1940 [x]


                               Amendment No. 33


                      (Check appropriate box or boxes.)
                          Freedom Investment Trust

              (Exact Name of Registrant as Specified in Charter)

                            101 Huntington Avenue
                       Boston, Massachusetts 02199-7603

                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code

                                (617) 375-1700

                               THOMAS H. DROHAN

                     Senior Vice President and Secretary
                         John Hancock Advisers, Inc.

                            101 Huntington Avenue

                       Boston, Massachusetts 02199-7603

                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On (date) pursuant to paragraph (b)
[x] 75 days after filing pursuant to paragraph (a)
[ ] On (date) pursuant to paragraph (a) of Rule 485


          Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933. The Registrant will file the notice required by Rule 24f-2 for its most recent fiscal year on or about
        December 26, 1995.

                             CROSS REFERENCE SHEET


           Pursuant to Rule 495(a) under the Securities Act of 1933
               Item Number                               Statement of Additional
            Form N-1A Part A    Prospectus Caption        Information Caption
            ----------------    ------------------        -------------------
                 1              Front Cover Page                 *

                 2              Expense Information;             *
                                The Fund's Expenses;
                                Shares Price;
                                Additional Services and
                                Programs

                 3              The Fund's Financial             *
                                History Performance

                 4              Investment Objectives and        *
                                Policies; Organization and
                                Management of the Fund

                 5              Organization and Management      *
                                of the Fund; The Fund's
                                Expenses

                 6              Organization and Management of   *
                                Fund; Distribution and Taxes;
                                How to Redeem Shares;
                                Additional Services and Programs

                 7              Who Can Buy Shares;              *
                                How to Buy Shares;
                                Shares Price; Additional
                                Services and Programs

                 8              How to Redeem Shares             *

                 9              Not Applicable                   *

               Item Number                              Statement of Additional
            Form N-1A Part A    Prospectus Caption      Information Caption
            ----------------    ------------------      -------------------
                 10                  *                  Front Cover Page

                 11                  *                  Table of Contents

                 12                  *                  Organization of the Fund

                 13                  *                  Investment Objective and
                                                        Policies; Investment
                                                        Restrictions

                 14                  *                  Those Responsible for
                                                        Management

                 15                  *                  Those Responsible for
                                                        Management

                 16                  *                  Investment Advisory and
                                                        Other Services;
                                                        Distribution Contract;
                                                        Transfer Agent Services;
                                                        Custody of Portfolio;
                                                        Independent Auditors

                 17                  *                  Brokerage Allocation

                 18                  *                  Description of the Fund's
                                                        Shares

                 19                  *                  Net Asset Value; Additional
                                                        Services and Programs

                 20                  *                  Tax Status

                 21                  *                  Distribution Contract

                 22                  *                  Calculation of Performance

                 23                  *                  Financial Statements

John Hancock
Financial
Industries Fund

Class A and Class B Shares
Prospectus
March 6, 1996

TABLE OF CONTENTS

                                                Page
                                               -------
Expense Information                               2
The Fund's Financial Highlights                   3
Investment Objective and Policies                 4
Organization and Management of the Fund           9
Alternative Purchase Arrangements                 9
The Fund's Expenses                              11
Dividends and Taxes                              12
Performance                                      12
How to Buy Shares                                14
Share Price                                      15
How to Redeem Shares                             20
Additional Services and Programs                 22

  This Prospectus sets forth information about John Hancock Financial Industries Fund (the "Fund"), a diversified series of Freedom Investment Trust, that you should know before investing. Please read and retain it for future reference.

  Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's
Statement of Additional Information, dated March 6, 1996, free of charge by writing or telephon- ing: John Hancock Investor Services Corporation, P.O.
Box 9116, Boston, Massachusetts 02205-9116, 1-800-225-5291, (1-800-554-6713
TDD).

  Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

  The purpose of the following information is to help you to understand the various fees and expenses that you will bear, directly or indirectly, when you purchase Fund shares. Since the Fund does not yet have any operating history, the cost and expenses included in the table and hypothetical example below are based on estimated fees and expenses of Class A and Class B shares for the fiscal year ended October 31, 1996 and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated.

                                                                                    Class A    Class B
                                                                                     Shares     Shares
                                                                                     -------    -------
Shareholder Transaction Expenses
Maximum sales charge imposed on purchases (as a percentage of offering price)         5.00%       None
Maximum sales charge imposed on reinvested dividends                                   None       None
Maximum deferred sales charge                                                         None*      5.00%
Redemption fee+                                                                        None       None
Exchange fee                                                                           None       None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management fee (net of reduction)                                                     0.00%      0.00%
12b-1 fee**                                                                           0.30%      1.00%
Other expenses (net of reduction)                                                     0.90%      0.90%
                                                                                      -----      -----
Total Fund operating expenses (net of reduction)                                      1.20%      1.90%
                                                                                      =====      =====

  * No sales charge is payable at the time of purchase on investments of $1 million or more, a contingent deferred sales charge may be imposed but for these investments, as described under the caption "Share Price," in the event of certain redemption transactions within one year of purchase.

 ** The amount of the 12b-1 fee used to cover service expenses will be up to 0.25% of average daily net assets, and the remaining portion will be used to cover distribution expenses.

*** Other expenses include transfer agent, legal, audit, custody and other expenses.

(a) Expenses reflect a temporary agreement by the Fund's investment adviser to limit expenses, not including Rule 12B-1 fees or any other class specific expenses. Without such a limitation, the management fee, other expenses and total Fund operating expenses of the Class A and Class B shares, respectively, would have been estimated as 0.80% and 0.80%; and 8.90% and 9.60%.

  + Redemption by wire fee (currently $4.00) not included.

                                   Example:                                       1 Year    3 Years    5 Years     10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5%
  annual return throughout the periods and reinvestment of all dividends:
Class A Shares                                                                      $62       $86        $113        $188
Class B Shares
 --Assuming complete redemption at end of period                                    $69       $90        $123        $204
 --Assuming no redemption                                                           $19       $60        $103        $204

  (The example should not be considered as a representation of past or future expenses or future investment returns. Actual expenses may be greater or less than shown.)

  The Fund's payment of a distribution fee may result in a long-term shareholder indirectly paying more than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Rules of Fair Practice.

  The management and 12b-1 fees referred to above are more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the captions "Investment Advisory and Other Services" and "Distribution Contract."

INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks capital appreciation primarily through investments in equity securities of financial services companies throughout the world.

The Fund's investment objective is capital appreciation. The Fund seeks its objective primarily through investments in financial services companies (defined below) located in the U.S. and foreign countries. There is no assurance that the Fund will achieve its investment objective.

Under ordinary circumstances, the Fund will invest at least 65% of its total assets in equity securities of financial services companies. For this purpose, equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks).

Financial services companies include various types of firms.

A financial services company is a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities. Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; securities brokerage and investment advisory firms; real estate-related firms; leasing firms; insurance brokerages; and various firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance companies and insurance holding companies.

The Fund may also invest in debt securities of financial services companies and in debt and equity securities of certain other companies.

The Fund may invest in debt securities of financial services companies. The Fund may also invest in equity and debt securities of companies outside of the financial services sector if, in the Adviser's opinion, such nonfinancial services companies will benefit from developments in the financial services sector. The Fund may invest up to 5% of its net assets in a combination of below-investment grade debt securities of banks and equities of non-financial services companies.

To avoid the need to sell equity securities in the Fund's portfolio to meet redemption requests, and to provide flexibility to the Fund to take advantage of investment opportunities, the Fund may invest up to 15% of its net assets in short-term, investment grade debt securities. Short-term debt securities have a maturity of less than one year. Investment grade securities are rated at the time of purchase BBB or higher by Standard & Poor's Rating Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). Debt securities include corporate obligations (such as commercial paper, notes, bonds or debentures), certificates of deposit, deposit accounts, obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements. When the Adviser believes that financial conditions warrant, it may for temporary defensive purposes invest up to 80% of the Fund's assets in these securities rated in the three highest categories of S&P or Moody's. Medium grade obligations (i.e., those rated BBB or Baa) lack outstanding investment characteristics and have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on these obligations. In the event a debt security is subsequently downgraded below medium grade, the Adviser will consider this event in determining whether the Fund should continue to hold the security. See Appendix A to the Statement of Additional Information for a description of the various ratings of investment grade debt securities.

Risk Factors and Special Considerations


Since the Fund's investments will be concentrated in the financial services sector, it will be subject to risks in addition to those that apply to the general equity and debt markets. Events may occur which significantly affect the sector as a whole or a particular segment in which the Fund invests. Accordingly, the Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that an investment in the Fund be only a portion of your overall investment portfolio.

In addition, most financial services companies are subject to extensive governmental regulation which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. For example, legislative proposals to remove traditional barriers between banking and investment banking activities would allow large commercial banks to compete for business that previously was the exclusive domain of securities firms. Similarly, the removal of regional barriers in the banking industry has intensified competition within the industry.

The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies. See "Foreign Issuers."

The market value of debt securities in the Fund's portfolio will tend to vary in an inverse relationship with changes in interest rates. For example, as interest rates rise, the market value of debt securities tends to decline.

The Fund may employ certain investment strategies to help achieve its investment objective.

Options and Futures Transactions. The Fund may invest up to 5% of its assets in purchased put and call options and may write (sell) covered call options on up to 30% of its portfolio securities. The Fund may deal in exchange listed or over-the-counter options.

The Fund's ability to use options to hedge or earn income successfully will depend on the Adviser's ability accurately to predict market movements. Successful hedging also depends on a strong correlation between the market for the underlying security and the related options market. There is no assurance that a liquid market for options will always exist. In addition, the Fund could be prevented from opening or closing out an options position on favorable terms because of exchange imposed limits on positions or on daily price fluctuations.

The Fund may buy and sell options contracts on securities and stock indices, stock index futures contracts and options on such futures contracts. Options and futures contracts are bought and sold to manage the Fund's exposure to changing interest rates and security prices. Some options and futures strategies, including selling futures, buying puts and writing calls, tend to hedge a Fund's investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall portfolio.

Options and futures can be volatile investments and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience losses if the prices of its options and futures positions are poorly correlated with its other investments, or if it can not close out its positions because of an illiquid secondary market.

The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits and premiums required to establish speculative positions in futures contracts and options on futures would exceed 5% of the Fund's net assets. The loss incurred by the Fund from transactions in futures contracts and writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Fund's transactions in options and futures contracts may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a regulated investment company. See the Statement of Additional Information for further discussion of options and futures transactions, including tax effects and investment risks.

Restricted Securities. The Fund may purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). The Trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. Purchases of other restricted securities are subject to an investment restriction limiting the Fund's illiquid securities to not more than 15% of its net assets.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market fund shares. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33-1/3% of its total assets.

Repurchase Agreements, Forward Commitments and When-Issued Securities. The Fund may enter into repurchase agreemens and may purchase securities on a for- ward commitment or when-issued basis. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the seller at a higher price. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed in or prevented from liquidating the collateral. The Fund will segregate in a separate account cash or liquid, high grade debt securities equal in value to its forward commitments and when-issued securities. Purchasing securities for future delivery or on a when-issued basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines before the settlement date.

Short Sales. The Fund may engage in short sales "against the box," as well as short sales to hedge against or to profit from an anticipated decline in the value of a security. When the Fund engages in a short sale, it will place in a segregated account and mark to market daily cash or U.S. government securities according to applicable regulatory requirements. See the Statement of Additional Information.

Foreign Currencies. Due to its investments in foreign securities, the Fund may hold a portion of its assets in foreign currencies. As a result, the Fund may enter into forward foreign currency exchange contracts to protect against changes in foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase a specific currency at a future date at a price set at the time of the contract. Although these contracts could reduce the risk of loss due to a decline in the value of the hedged foreign currency, they could also limit any potential gain which might result from an increase in the value of that currency.

The Fund follows certain policies which may help to reduce investment risk.

The Fund has adopted certain investment restrictions which are enumerated in detail in the Statement of Additional Information, where they are classified as fundamental or nonfundamental. Those investment restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective and its nonfundamental investment policies and restrictions, however, may be changed by a vote of the Trustees without shareholder approval. Under normal market conditions, the Fund's portfolio turnover rate for the current fiscal year is expected to be no more than 100%.

Depository Receipts. The Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of corporations in which the Fund is permitted to invest. ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in the United States securities markets. Issuers of the shares underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Global Risks. Investments in foreign securities may involve risks not present in domestic securities due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not subject to the same uniform financial reporting requirements, accounting standards and government supervision as domestic companies, and foreign exchange markets are regulated differently from the U.S. stock market. Additionally, because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly. Therefore, the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement. The expense ratio of the Fund can be expected to be higher than that of mutual funds investing only in domestic securities since the expenses of the Fund, such as the cost of maintaining custody of foreign securities and advisory fees, are higher.

Brokers are chosen based on best price and execution.

In choosing brokerage firms to carry out the Fund's transactions the Adviser gives primary consideration to execution at the most favorable price, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser. These brokers include Tucker Anthony Incorporated, John Hancock Distributors, Inc. and Sutro & Company, Inc., which are indirectly owned by John Hancock Mutual Life Insurance Company, which in turn indirectly owns the Adviser.

ORGANIZATION AND MANAGEMENT OF THE FUND

The Fund is a diversified series of Freedom Investment Trust, an open-end management investment company organized as a Massachusetts business trust in 1984 (the "Trust"). The Trust reserves the right to create and issue a number of series of shares, or funds or classes of shares of those series, which are separately managed and have different investment objectives. The Trust is not required and does not intend to hold annual meetings of shareholders, although special meetings may be held for such purposes as electing or removing Trustees, changing fundamental policies or approving a management contract. The Trust, under certain circumstances, will assist in shareholder communications with other shareholders.

John Hancock Advisers, Inc. advises investment companies having a total asset value of more than $16 billion.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock funds directly and through selected broker-dealers ("Selling Brokers"). Certain Trust officers are also officers of the Adviser and John Hancock Funds. Pursuant to an order granted by the Securities and Exchange Commission, the Trust has adopted a deferred compensation plan for its independent Trustees, which allows Trustees' fees to be invested by the Trust in other John Hancock funds.

James K. Schmidt is primarily responsible for management of the Fund. He is assisted by a team of co-portfolio managers and analysts in the day-to-day management of the Fund. Mr. Schmidt is Senior Vice President and portfolio manager of John Hancock Regional Bank Fund, John Hancock Bank and Thrift Opportunity Fund and The Southeastern Thrift and Bank Fund, Inc., a closed-end fund. He joined the Adviser in 1985.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the

Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

ALTERNATIVE PURCHASE ARRANGEMENTS

You can purchase shares of the Fund at a price equal to their net asset value per share, plus a sales charge. At your election this charge may be imposed either at the time of the purchase (see "Initial Sales Charge Alternative," Class A Shares) or on a contingent deferred basis (see "Contingent Deferred Sales Charge Alternative," Class B Shares). If you do not specify on your account application the class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

Investments in Class A shares are subject to an initial sales charge.

Class A Shares. If you elect to purchase Class A shares, you will incur an initial sales charge unless the amount you purchase is $1 million or more. If you purchase $1 million or more of Class A shares, you will not be subject to an initial sales charge, but you will incur a sales charge if you redeem your shares within one year of purchase. Class A shares are subject to ongoing distribution and service fees at a combined annual rate of up to 0.30% of the Fund's average daily net assets attributable to the Class A shares. Certain purchases of Class A shares qualify for reduced initial sales charges. See "Share Price--Qualifying for a Reduced Sales Charge."

Investments in Class B Shares are subject to a contingent deferred sales charge.

Class B Shares. You will not incur a sales charge when you purchase Class B shares, but the shares are subject to a sales charge if you redeem them within six years of purchase (the "contingent deferred sales charge" or the "CDSC"). Class B shares are subject to ongoing distribution and service fees at a combined annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B shares. Investing in Class B shares permits all of your dollars to work from the time you make your investment, but the higher ongoing distribution fee will cause the shares to have higher expenses than Class A shares. To the extent that any dividends are paid by the Fund, these higher expenses will also result in lower dividends than those paid on Class A shares.

Class B shares are not available to full-service defined contribution plans administered by John Hancock Investor Services Corporation or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

Factors to Consider in Choosing an Alternative

You should consider which class of shares would be more beneficial for you.

The alternative purchase arrangement allows you to choose the most beneficial way to buy shares given the amount of your purchase, the length of time you expect to hold your shares and other circumstances. You should consider whether, during the anticipated life of your Fund investment, the CDSC and accumulated fees on Class B shares would be less than the initial sales charge and accumulated fees on Class A shares purchased at the same time; and to what extent this differential would be offset by the Class A shares' lower expenses. To help you make this determination, the table under the caption "Expense Information" on the inside cover page of this Prospectus shows examples of the charges applicable to each class of shares. Class

A shares will normally be more beneficial if you qualify for reduced sales charges. See "Share Price--Qualifying for a Reduced Sales Charge."

Class A shares are subject to lower distribution and service fees and, accordingly, pay correspondingly higher dividends per share, to the extent any dividends are paid. However, because initial sales charges are deducted at the time of purchase, you would not have all of your funds invested initially and, therefore, would initially own fewer shares. If you do not qualify for reduced initial sales charges and expect to maintain your investment for an extended period of time, you might consider purchasing Class A shares. This is because the accumulated distribution and service charges on Class B shares may exceed the initial sales charge and accumulated distribution and service charges on Class A shares during the life of your investment.

Alternatively, you might determine that it is more advantageous to purchase Class B shares in order to have all your funds invested initially. However, you will be subject to higher distribution charges and, for a six-year period, a CDSC.

In the case of Class A shares, the distribution expenses that John Hancock Funds incurs in connection with the sale of the shares will be paid from the proceeds of the initial sales charge and the ongoing distribution and service fees. In the case of Class B shares, the expenses will be paid from the proceeds of the ongoing distribution and service fees, as well as from CDSC incurred upon redemption within six years of purchase. The purpose and function of the Class B shares' CDSC and ongoing distribution and service fees are the same as those of the Class A shares' initial sales charge and ongoing distribution and service fees. Sales personnel distributing the Fund's shares may receive different compensation for selling each class of shares.

Dividends, if any, on Class A and Class B shares will be calculated in the same manner, at the same time, and on the same day. They will also be in the same amount, except for differences resulting from each class bearing only its own distribution and service fees, shareholder meeting expenses and any incremental transfer agency costs. See "Dividends and Taxes."

THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a monthly fee to the Adviser which is based upon the average daily net asset value of the Fund at the annual rate of 0.80% of first $500 million of average daily net assets and 0.75% of average daily net assets in excess of $500 million.

The investment management fee is higher than the fees paid to most mutual funds, but comparable to fees paid by funds that invest in similar securities.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to not more than a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below the limit.

The Fund pays distribution and service fees for marketing and sales-related shareholder servicing.

The Class A and Class B shareholders have adopted distribution plans (each a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under these Plans, the Fund will pay distribution and services fees at an aggregate annual rate of 0.30% of the Class A shares' average daily net assets and an aggregate annual rate of 1.00% of the Class B shares' average daily net assets. In each case, up to 0.25% is for service expenses and the remaining amount is for distribution expenses. The distribution fees are used to reimburse John Hancock Funds for its distribution expenses including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. In the event John Hancock Funds is not fully reimbursed for payments made or expenses incurred by it under the Class A Plan, these expenses will not be carried beyond one year from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses.

DIVIDENDS AND TAXES

Dividends. Dividends from the Fund's net investment income and capital gains, if any, are generally declared annually. Dividends are reinvested in additional shares of your class unless you elect the option to receive them in cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option. Because of the higher expenses associated with Class B shares, any dividends from the Fund's net investment income on these shares will be lower than those of Class A shares. See "Share Price."

Taxation. Dividends from the Fund's net investment income, certain net foreign currency gains, gains on certain foreign corporations and net short-term capital gains are taxable to you as ordinary income. Dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. These dividends are taxable whether received in cash or reinvested in additional shares. Certain dividends may be paid by the Fund in January of a given year but may be taxable to you as if you received them the prior December. The Fund will send you a statement by January 31 showing the tax status of the dividends you received for the prior year.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code for each taxable year. As a regulated investment company, the Fund will not be subject to Federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders within the time period prescribed by the Code. When you redeem
(sell) or exchange shares, you may realize a taxable gain or loss.

On the account application, you must certify that the social security or other taxpayer identification number you provide is your correct number and that you are not subject to backup withholding of Federal income tax. If you do not provide this information, or are otherwise subject to backup withholding, the Fund may be required to withhold 31% of your dividends and proceeds of redemptions and exchanges.

The Fund anticipates it may be subject to foreign withholding or other foreign taxes on income (possibly including capital gains) on certain foreign investments which will reduce the yield on those investments. However, if more than 50% of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations and if a Fund so elects, shareholders will include in their gross incomes their pro-rata shares of qualified foreign taxes paid by the Fund and may be entitled, subject to certain conditions and limitations under the Code, to claim a Federal income tax credit or deduction for their share of these taxes.

In addition to Federal taxes, you may be subject to state and local or foreign taxes with respect to your investment in and distributions from the Fund. In many states, any portion of the Fund's dividends that represents interest received by the Fund on direct U.S. Government obligations may be exempt from tax. You should consult your tax advisor for specific advice.

PERFORMANCE

The Fund may advertise its total return.

Total return is based on the overall change in value of a hypothetical investment in the Fund. The Fund's total return shows the overall dollar or percentage change in value, assuming the reinvestment of all dividends. Cumulative total return shows the Fund's performance over a period of time. Average annual total return shows the cumulative return divided over the number of years included in the period. Because average annual total return tends to smooth out variations in the Fund's performance, you should recognize that it is not the same as actual year-to-year results.

Total return for Class A shares includes the effect of paying the maximum sales charge (except as shown in "The Fund's Financial Highlights"). Investments at lower sales charges would result in higher performance figures. Total return for the Class B shares reflects deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the applicable period. All calculations assume that all dividends are reinvested at net asset value on the reinvestment dates during the periods. The total return of Class A and Class B shares will be calculated separately and, because each class is subject to certain different expenses, the total return with respect to that class for the same period may differ. The relative performance of the Class A and Class B shares will be affected by a variety of factors, including the higher operating expenses attributable to the Class B shares, whether the Fund's investment performance is better in the earlier or later portions of the period measured, and the level of net assets of the classes during the period. The Fund will include the total return of both classes in any advertisement or promotional materials including Fund performance data. Total return is an historical calculation and is not an indication of future performance. The value of the Fund's shares, when redeemed, may be more or less than their original cost. See "Factors to Consider in Choosing an Alternative."

HOW TO BUY SHARES

 The minimum initial investment in Class A or Class B shares is $1,000 ($250 for group investments and retirement plans).

Complete the Account Application attached to this Prospectus. Indicate whether you are purchasing Class A or Class B shares. If you do not specify which class of shares you are purchasing, Investor Services will assume you are investing in Class A shares.

Opening an account.       By Check           1. Make your check payable to John Hancock Investor Services Corporation.
                                             2. Deliver the completed application and check to your registered representative or, Selling Broker, or mail it directly to Investor Services.
                          By Wire            1. Obtain an account number by contacting your registered representative or Selling Broker, or by calling 1-800-225-5291.
                                             2. Instruct your bank to wire funds to:
                                                 First Signature Bank & Trust
                                                 John Hancock Deposit Account No. 900000260
                                                 ABA Routing No. 211475000
                                                 For Credit To: John Hancock Financial Industries Fund
                                                 (Class A or Class B shares)
                                                 Your Account Number
                                                 Name(s) under which account is registered
                                             3. Deliver the completed application to your registered representative or
                                             Selling Broker or mail it directly to Investor Services.

Buying additional Class   Monthly
  A and Class B shares.   Automatic          1. Complete the "Automatic Investing" and "Bank Information" sections on
                          Accumulation       the Account Privileges Application, designating a bank account from which
                          Program (MAAP)     your funds may be drawn.
                                             2. The amount you elect to invest will be automatically withdrawn from your bank or credit union account.
                          By Telephone       1. Complete the "Invest-By-Phone" and "Bank Information" section on the
                                             Account Privileges Application, designating a bank account from which your funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the Automated Clearing
                                             House system (ACH).
                                             2. After your authorization form has been processed, you may purchase additional Class A or Class B shares by calling Investor Services toll-free at 1-800-225-5291.
                                             3. Give the Investor Services representative the name(s) in which your account is registered, the Fund name, the class of shares you own, your account number, and the amount you wish to invest.
                                             4. Your investment normally will be credited to your account the business day following your phone request.
                          By Check           1. Either complete the detachable stub included on your account statement or include a note with your investment listing the name of the Fund, the class of shares you own, your account number and the name(s) in which the account is registered.
                                             2. Make your check payable to John Hancock Investor Services Corporation.
                                             3. Mail the account information and check to:
                                             John Hancock Investor Services Corporation
                                             P.O. Box 9115
                                             Boston, MA 02205-9115
                                             or deliver it to your registered representative or Selling Broker.

                                      12

                          By Wire            Instruct your bank to wire funds to:
                                             First Signature Bank & Trust
                                             John Hancock Deposit Account No. 900000260
                                             ABA Routing No. 211475000
                                             For credit to: John Hancock Financial Industries Fund
                                             (Class A or Class B shares)
                                             Your Account Number
                                             Name(s) under which account is registered

Other Requirements: All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received, and a collection charge may be imposed. Shares of the Fund are priced at the offering price listed or the net asset value computed after John Hancock Funds receives notification of the dollar equivalent from the Fund's custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 P.M., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Certificates are not issued unless a request is made in writing to Investor Services.

You will receive account statements, which you should keep to help with your personal recordkeeping.

You will receive a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends and automatic investment/withdrawal plans will be sent to you quarterly). A tax information statement will be mailed to you by January 31 of each year.

SHARE PRICE

The offering price of your shares is their net asset value plus a sales charge, if applicable, which will vary with the purchase alternative you choose.

The net asset value per share (the "NAV") is the value of one share. The NAV is calculated by dividing the net assets of each class by the number of outstanding shares of that class. The NAV of each class can differ. Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The NAV is calculated once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day that the Exchange is open.

Shares of the Fund are sold at the offering price based on the NAV computed after your investment request is received in good order by John Hancock Funds. If you buy shares of the Fund through a Selling Broker, the Selling Broker must receive your investment before the close of regular trading on the New York Stock Exchange and transmit it to John Hancock Funds before its close of business to receive that day's offering price.

Initial Sales Charge Alternative--Class A Shares. The offering price you pay for Class A shares of the Fund equals the NAV plus a sales charge, as follows:

                                                  Combined
                                               Reallowance
                           Sales       Sales        and       Reallowance
                          Charge      Charge      Service      to Selling
                           as a        as a       Fee as a    Brokers as a
                       Percentage  Percentage   Percentage     Percentage
   Amount Invested        of the      of the         of          of the
   (Including Sales      Offering     Amount      Offering      Offering
       Charge)             Price     Invested     Price(+)     Price (*)
---------------------     --------    --------    ---------   ------------
Less than $50,000          5.00%       5.26%        4.25%         4.01%
$50,000 to $99,999         4.50%       4.71%        3.75%         3.51%
$100,000 to $249,999       3.50%       3.63%        2.85%         2.61%
$250,000 to $499,999       2.50%       2.56%        2.10%         1.86%
$500,000 to $999,999       2.00%       2.04%        1.60%         1.36%
$1,000,000 and over        0.00%(**)   0.00%(**)     (***)        0.00%(***)

  (*) Upon notice to Selling Brokers with whom it has sales agreements, John
      Hancock Funds may reallow an amount up to the full applicable sales charge. A Selling Broker to whom substantially the entire sales charge is reallowed may be deemed to be an underwriter under the Securities Act of 1933.
 (**) No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a contingent deferred sales charge may be imposed in the event of certain redemption transactions made within one year of purchase.
(***) John Hancock Funds may pay a commission and first year's service fee
      (as described in (+) below) to Selling Brokers who initiate and are responsible for purchases of Class A shares of $1 million or more in the aggregate as follows: 1% on sales up to $4,999,999, 0.50% on the next $5 million and 0.25% on $10 million and over.
  (+) At the time of sale, John Hancock Funds pays to Selling Brokers the first year's service fee in advance, in an amount equal to 0.25% of the net assets invested in the Fund. Thereafter, it pays the service fee periodically in arrears in an amount up to 0.25% of the Fund's average annual net assets. Selling Brokers receive the fee as compensation for providing personal and account maintenance services to shareholders.

Sales charges ARE NOT APPLIED to any dividends that are reinvested in additional shares of the Fund.

John Hancock Funds will pay certain affiliated Selling Brokers at an annual rate of up to 0.05% of the daily net assets of the accounts attributable to these brokers.

Under certain circumstances as described below, investors in Class A shares may be entitled to pay reduced sales charges. See "Qualifying for a Reduced Sales Charge."

Contingent Deferred Sales Charge--Investments of $1 million or more in Class A Shares. Purchases of $1 million or more of the Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 12 months after the end of the calendar month in which the purchase was made (the contingent deferred sales charge period), a contingent deferred sales charge will be imposed. The rate of the CDSC will depend on the amount invested as follows:

        Amount Invested           CDSC Rate
------------------------------    ----------
$1 Million to $4,999,999             1.00%
Next $5 Million to $9,999,999        0.50%
Amounts of $10 Million and
  over                               0.25%

Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the above rate.

The CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares.

In determining whether a CDSC is applicable to a redemption of Class A shares, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in the shareholder's account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver of Contingent Deferred Sales Charge".

You may qualify for a reduced sales charge on your investment in Class A
Shares.

Qualifying for a Reduced Sales Charge--Class A Shares. If you invest more than $50,000 in Class A shares of the Fund or a combination of John Hancock funds (except money market funds), you may qualify for a reduced sales charge on your investments in Class A shares through a LETTER OF INTENTION. You may also be able to use the ACCUMULATION PRIVILEGE and COMBINATION PRIVILEGE to take advantage of the value of your previous investments in shares of John Hancock funds in meeting the breakpoints for a reduced sales charge. For the ACCUMULATION PRIVILEGE and COMBINATION PRIVILEGE the applicable sales charge will be based on the total of:

1. Your current purchase of Class A shares of the Fund;

2. The net asset value (at the close of business on the previous day) of (a) all Class A shares of the Fund you hold, and (b) all Class A shares of any other John Hancock mutual fund you hold; and

3. The net asset value of all shares held by another shareholder eligible to combine his or her holdings with you into a single "purchase."

Example:

If you hold Class A shares of a John Hancock mutual fund with a net asset value of $20,000 and, subsequently, invested $30,000 in Class A shares of the Fund, the sales charge on this subsequent investment would be 4.50% and not 5.00% . This rate is the rate that would otherwise be applicable to investments of less than $50,000. See "Initial Sales Charge
Alternative--Class A Shares."

Class A Shares may be available without a sales charge to certain individuals and organizations.

If you are in under one of the following categories, you may purchase Class A shares of the Fund without paying a sales charge:

(bullet) A Trustee/Director or officer of the Trust/Company; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

(bullet) Any state, county, city or any instrumentality, department, authority or agency of these entities which is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*

(bullet) A bank, trust company, credit union, savings institution or other type of depository institution, its trust department or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*

(bullet) A broker, dealer, financial planner, consultant or registered investment adviser that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

(bullet) A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions to the Fund.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Contingent Deferred Sales Charge Alternative--Class B Shares. Class B shares are offered at net asset value per share without an initial sales charge, so that your entire investment will go to work at the time of purchase. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividend reinvestment.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through reinvestment of dividends, and next from the shares you have held the longest during the six-year period. The CDSC is waived on redemptions in certain circumstances. See the discussion "Waiver of Contingent Deferred Sales Charges" below.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time, your CDSC will be calculated as follows:

 (bullet) Proceeds of 50 shares redeemed at $12 per share                                  $600
(bullet) Minus proceeds of 10 shares not subject to CDSC because they were acquired
  through dividend reinvestment (10 x $12)                                                 -120
(bullet) Minus appreciation on remaining shares, also not subject to CDSC (40 x $2)         -80
                                                                                             ---
(bullet) Amount subject to CDSC                                                            $400

Proceeds from the CDSC are paid to John Hancock Funds. John Hancock Funds will use all or part of them to defray its expenses related to providing the Fund with distribution services in connection with the sale of the Class B shares, such as compensating selected Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell the Class B shares without an initial sales charge.

The amount of the CDSC, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them. Solely for purposes of determining this holding period, any payments you make during the month will be aggregated and deemed to have been made on the last day of the month.

                                     Contingent Deferred Sales
 Year in Which Class B Shares        Charge As a Percentage of
  Redeemed Following Purchase      Dollar Amount Subject to CDSC
------------------------------    --------------------------------
First                                           5.0%
Second                                          4.0%
Third                                           3.0%
Fourth                                          3.0%
Fifth                                           2.0%
Sixth                                           1.0%
Seventh and thereafter                           None

John Hancock Funds pays to Selling Brokers a commission equal to 3.75% of the amount invested and a first year's service fee equal to 0.25% of the amount invested. The initial service fee is paid in advance at the time of sale for the provision of personal and account maintenance services to shareholders during the twelve months following the sale and thereafter the service fee is paid in arrears.

Under certain circumstances, the CDSC on Class B share redemptions will be waived.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in these circumstances:

(bullet) Redemptions of Class B shares made under a Systematic Withdrawal Plan (see "How to Redeem Shares"), as long as your annual redemptions do not exceed 10% of your account value at the time you established your Systematic Withdrawal Plan and 10% of the value of subsequent investments (less redemptions) in that account at the time you notify Investor Services. This waiver does not apply to Systematic Withdrawal Plan redemptions of Class A shares that are subject to a CDSC.

(bullet) Redemptions made to effect distributions from an Individual Retirement Account either before or after age 59-1/2, as long as the distributions are based on your life expectancy or the joint-and-last survivor life expectancy of you and your beneficiary. These distributions must be free from penalty under the Internal Revenue Code (the "Code").

(bullet) Redemptions made to effect mandatory distributions under the Code after age 70-1/2 from a tax-deferred retirement plan.

(bullet) Redemptions made to effect distributions to participants or beneficiaries from certain employer-sponsored retirement plans, including those qualified under Section 401(a) of the Code, custodial accounts under
Section 403(b)(7) of the Code and deferred compensation plans under Section 457 of the Code. The waiver also applies to certain returns of excess contributions made to these plans. In all cases, the distributions must be free from penalty under the Code.

(bullet) Redemptions due to death or disability.

(bullet) Redemptions made under the Reinvestment Privilege, as described in "Additional Services and Programs" of this Prospectus.

(bullet) Redemptions made pursuant to the Fund's right to liquidate your account if you own fewer than 50 shares.

(bullet) Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

(bullet) Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992.

If you qualify for a CDSC waiver under one of these situations, you must notify Investor Services either directly or through your Selling Broker at the time you make your redemption. The waiver will be granted once Investor Services has confirmed that you are entitled to the waiver.

Conversion of Class B Shares. Your Class B shares and an appropriate portion of reinvested dividends on those shares will be converted into Class A shares automatically. This will occur at the end of the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into this Fund from another John Hancock fund, the conversion will be based on the time you purchase the shares in the original fund. The Fund has been advised that the conversion of Class B shares to Class A shares should not be taxable for Federal income tax purposes, nor should it change your tax basis or tax holding period for the converted shares.

HOW TO REDEEM SHARES

To assure acceptance of your redemption request, please follow these procedures.

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received in good order by Investor Services less any applicable CDSC. The Fund may hold payment until reasonably satisfied that investments which were recently made by check or Invest-by-Phone have been collected (which may take up to 10 calendar days).

Once your shares are redeemed, the Fund generally sends you payment on the next business day. When you redeem your shares, you may realize a taxable gain or loss depending usually on the difference between what you paid for them and what you receive for them, subject to certain tax rules. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to three business days or longer, as permitted by Federal securities laws.

 By Telephone       All Fund shareholders are eligible automatically for the telephone redemption privilege. Call 1-800-225-5291, from 8:00 A.M. to 4:00
                    P.M. (New York time), Monday through Friday, excluding days on which the New York Stock Exchange is closed. Investor Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

                    You may redeem up to $100,000 by telephone, but the address on the account must not have changed for the last 30 days. A check will be mailed to the exact name(s) and address shown on the account.

                    If reasonable procedures, such as those described above, are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor Investor Services will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures mentioned above.

                    Telephone redemption is not available for IRAs or other tax-qualified retirement plans or shares of the Fund that are in certificate form.

                    During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls. During these times you should consider placing redemption requests in writing or using EASI-Line. EASI-Line's telephone number is 1-800-338-8080.

By Wire             If you have a telephone redemption form on file with the Fund, redemption proceeds of $1,000 or more can be wired on the next business day to your designated bank account and a fee (currently
                    $4.00) will be deducted. You may also use electronic funds transfer to your assigned bank account and the funds are usually collectable after two business days. Your bank may or may not charge for this service. Redemptions of less than $1,000 will be sent by check or electronic funds transfer.

                    This feature may be elected by completing the "Telephone Redemption"
                    section on the Account Privileges Application that is included with this Prospectus.

In Writing          Send a stock power or letter of instruction specifying the name of the Fund, the dollar amount or the number of shares to be redeemed, your name, class of shares, your account number, and the additional requirements listed below that apply to your particular account.

 Type of Registration          Requirements
Individual, Joint Tenants,
Sole Proprietorship,
Custodial (Uniform            A letter of instruction signed (with titles where applicable) by all persons
Gifts or Transfer to Minors   authorized to sign for the account, exactly as it is registered, with the
Act), General Partners.       signature(s) guaranteed.

Corporation, Association       A letter of instruction and a corporate resolution, signed by person(s) authorized to act on the account with the signature(s) guaranteed.

Trusts                         A letter of instruction signed by the Trustee(s) with the signature(s) guaranteed.
                               (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

If you do not fall into any of these registration categories, please call 1-800-225-5291 for further instructions.


Who may guarantee your signature.

A signature guarantee is a widely accepted way to protect you and the Fund by verifying the signature on your request. It may not be provided by a notary public. If the net asset value of the shares redeemed is $100,000 or less, John Hancock Funds may guarantee the signature. The following institutions may provide you with a signature guarantee, provided that any such institution meets credit standards established by Investor Services: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or meets certain net capital requirements; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency.

Through Your Broker. Your broker may be able to initiate instructions. Contact him or her for instructions.

Additional information about redemptions.

If you have certificates for your shares, you must submit them with your stock power or a letter of instruction. Unless you specify to the contrary, any outstanding Class A shares will be redeemed before Class B shares. Redemptions of certificated shares may not be made by telephone.

Due to the proportionately high cost of maintaining small accounts, the Fund reserves the right to redeem at net asset value all shares in an account which holds fewer than 50 shares (except accounts under retirement plans) and to mail the proceeds to the shareholder, or the transfer agent may impose an annual fee of $10.00. No account will be involuntarily redeemed or any additional fee imposed, if the value of the account is in excess of the Fund's minimum initial investment. No CDSC will be imposed on involuntary redemptions of shares.

Shareholders will be notified before these redemptions are to be made or this fee is imposed, and will have 30 days to purchase additional shares to bring their account balance up to the required minimum. Unless the number of shares acquired by additional purchases and any dividend reinvestments exceeds the number of shares redeemed, repeated redemptions from a smaller account may eventually trigger this redemption policy.


ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege

You may exchange shares of the Fund only for shares of the same class of another John Hancock fund.

If your investment objective changes, or if you wish to achieve further diversification, John Hancock offers other funds with a wide range of investment goals. Contact your registered representative or Selling Broker and request a prospectus for the John Hancock mutual funds that interest you. Please read the prospectus carefully before exchanging your shares. You can exchange shares of each class of the Fund only for shares of the same class of another John Hancock mutual fund. For this purpose, John Hancock funds with only one class of shares will be treated as Class A whether or not they have been so designated.

Exchanges between funds that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Class B shares of the Fund which are subject to a CDSC may be exchanged for Class B shares of another John Hancock fund without incurring the CDSC; however these shares will be subject to the CDSC schedule of the shares acquired (except that shares exchanged into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Trust and John Hancock Limited-Term Government Fund, will be subject to the initial fund's CDSC). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

The Fund reserves the right to require that you keep previously exchanged shares (and reinvested dividends) in the Fund for 90 days before you are permitted to execute a new exchange. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares in another for Federal income tax purposes. An exchange may result in a taxable gain or loss.

When you make an exchange your account registration must be identical in both the existing and new account. The exchange privilege is available only in states where the exchange can be made legally.

Under exchange agreements with John Hancock Funds, certain dealers, brokers and investment advisers may exchange their clients' Fund shares, subject to the terms of those agreements and John Hancock Funds' right to reject or suspend those exchanges at any time. Because of the restrictions and procedures under those agreements, the exchanges may be subject to timing limitations and other restrictions that do not apply to exchanges requested by shareholders directly, as described above.

Because Fund performance and shareholders can be hurt by excessive trading, the Fund reserves the right to terminate the exchange privilege for any person or group that, in John Hancock Funds' judgment, is involved in a pattern of exchanges that coincide with a "market timing" strategy that may disrupt the Fund's ability to invest effectively according to its investment objective and policies, or might otherwise affect the Fund and its shareholders adversely. The Fund may also temporarily or permanently terminate the exchange privilege for any person who makes seven or more exchanges out of the Fund per calendar year. Accounts under common control or ownership will be aggregated for this purpose. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

By Telephone

1. When you complete the application for your initial purchase of Fund shares, you automatically authorize exchanges by telephone unless you check the box indicating that you do not wish to authorize telephone exchanges.

2. Call 1-800-225-5291. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

3. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

In Writing

1. In a letter request an exchange and list the following:
-- the name and class of the fund whose shares you currently own
-- your account number
-- the name(s) in which the account is registered
-- the name of the fund in which you wish your exchange to be invested
-- the number of shares, all shares or the dollar amount you wish to exchange Sign your request exactly as the account is registered.

2. Mail the request and information to:
John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts 02205-9116

Reinvestment Privilege

If you redeem shares of the Fund, you may be able to reinvest all or part of the proceeds in shares of this or another John Hancock fund without paying an additional sales charge.

1. You will not be subject to a sales charge on Class A shares that you reinvested in John Hancock funds that is otherwise subject to a sales charge as long as you invest within 120 days of the redemption date. If you paid a CDSC upon a redemption, you may reinvest at net asset value in the same class of shares from which you redeemed within 120 days. Your account will be credited with the amount of the CDSC previously charged and the reinvested shares will continue to be subject to a CDSC. The holding period of the shares you acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption, will include the holding period of the redeemed shares.

2. Any portion of the redemption may be reinvested in the Fund or in any of the other John Hancock funds, subject to the minimum investment limit of that fund.

3. To reinvest, you must notify Investor Services in writing. Include the Fund(s) name, account number and class from which your shares were originally redeemed.

Systematic Withdrawal Plan

You can pay routine bills from your account, or make periodic disbursements from your retirement accounts to comply with IRS regulations.

1. You can elect the Systematic Withdrawal Plan at any time by completing the attached Account Privileges Application which is attached to this Prospectus. You can also obtain the application from your registered representative or by calling 1-800-225-5291.

2. To be eligible, you must have at least $5,000 in your account.

3. Payments from your account can be made monthly, quarterly, semi-annually or on a selected monthly basis and they can be sent to you or any other designated payee.

4. There is no limit on the number of payees you may authorize, but all payments must be made at the same time or intervals.

5. It is not advantageous to maintain a Systematic Withdrawal Plan concurrently with purchases of additional shares, because you may be subject to initial sales charges on purchases of Class A shares or you will be subject to a CDSC imposed on redemptions of Class B shares. In addition, your redemptions are taxable events.

6. Redemptions will be discontinued if the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason.

Monthly Automatic Accumulation Program (MAAP)

You can make automatic investments and simplify your investing.

1. You can authorize an investment to be withdrawn automatically drawn each month from your bank for investment under the "Automatic Investing" and "Bank Information" sections on the Account Privileges Application.

2. You can also authorize automatic investing through payroll deduction by completing the "Direct Deposit Investing" section of the Account Privileges Application.

3. You can terminate your Monthly Automatic Accumulation Program at any time.

4. There is no charge to you for this program, and there is no cost to the Fund.

5. If you have payments withdrawn from a bank account and we are notified that the account has been closed, your withdrawals will be discontinued.

Group Investment Program

Organized groups of at least four persons may establish accounts.

1. An individual account will be established for each participant, but the sales charge for Class A shares will be based on the aggregate dollar amount of all participants' investments. To determine how to qualify for this program, contact your registered representative or call 1-800-225-5291.

2. The initial aggregate investment of all participants in the group must be at least $250.

3. There is no additional charge for this program. There is no obligation to make investments beyond the minimum, and you may terminate the program at any time.

Retirement Plans

1. You may use the Fund for various types of qualified retirement plans, including Individual Retirement Accounts, Keogh Plans (H.R. 10), Pension and Profit- Sharing Plans (including 401(k) Plans), Tax-Sheltered Annuity Retirement Plans, (403(b) or TSA Plans), and Section 457 Plans.

2. The initial investment minimum or aggregate minimum for any of these plans is $250. However, accounts being established as group IRA, SEP, SARSEP, TSA, 401(k) and Section 457 plans will be accepted without an initial minimum investment.

JOHN HANCOCK
FINANCIAL INDUSTRIES FUND

Investment Adviser
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, Massachusetts 02110

Transfer Agent
John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts 02205-9116

Independent Auditors
Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO OBTAIN INFORMATION
ABOUT THE FUND
For: Service Information
Telephone Exchange call 1-800-225-5291
Investment-by-Phone
Telephone Redemption

For: TDD call 1-800-544-6713
JHD-

[Recycled Logo] Printed on recycled paper using soybean ink

JOHN HANCOCK
FINANCIAL
INDUSTRIES
FUND

Class A and Class B Shares
Prospectus
March 6, 1996

A mutual fund seeking capital appreciation primarily through investments in financial services companies.

101 Huntington Avenue
Boston, Massachusetts 02199-7603
Telephone 1-800-225-5291

                    John Hancock Financial Industries Fund

                          Class A and Class B Shares
                     Statement of Additional Information
                                March 6, 1996


          This Statement of Additional Information provides information about John Hancock Financial Industries Fund (the "Fund") in addition to the information that is contained in the Fund's Class A and Class B Shares Prospectus dated March 6, 1996 (the "Prospectus"). The Fund is one of six separate series of Freedom Investment Trust (the "Trust"). Information about the other five series of the Trust is provided in separate prospectuses and a statement of additional information covering all five series.

          This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                  John Hancock Investor Services Corporation
                                P.O. Box 9116
                       Boston, Massachusetts 02205-9116
                                1-800-225-5291

                              TABLE OF CONTENTS

                                                                 Statement of
                                                                 Additional
                                                                 Information
                                                                 Page

ORGANIZATION  OF THE FUND ..............................................   3
INVESTMENT OBJECTIVE AND POLICIES.......................................   3
   THE FUND'S OPTIONS TRADING ACTIVITIES................................   7
   THE FUND'S INVESTMENTS IN FUTURES CONTRACTS..........................  11
   CERTAIN INVESTMENT PRACTICES.........................................  15
   INVESTMENT RESTRICTIONS..............................................  19
   THOSE RESPONSIBLE FOR MANAGEMENT.....................................  23
   INVESTMENT ADVISORY AND OTHER SERVICES...............................  28
   DISTRIBUTION CONTRACTS...............................................  30
   NET ASSET VALUE......................................................  31
   INITIAL SALES CHARGE ON CLASS A SHARES...............................  32
   DEFERRED SALES CHARGE ON CLASS B SHARES..............................  34
   SPECIAL REDEMPTIONS..................................................  34
   ADDITIONAL SERVICES AND PROGRAMS.....................................  35
   DESCRIPTION OF THE FUND'S SHARES.....................................  36
   TAX STATUS...........................................................  38
   CALCULATION OF PERFORMANCE...........................................  43
   BROKERAGE ALLOCATION.................................................  44
   DISTRIBUTIONS........................................................  46
   TRANSFER AGENT SERVICES..............................................  46
   CUSTODY OF PORTFOLIO.................................................  46
   INDEPENDENT AUDITORS ................................................  46

ORGANIZATION OF THE FUND

Freedom Investment Trust (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust on March 29, 1984. Freedom Investment Trust was originally organized under the name Freedom Gold & Government Trust. It changed its name to Freedom Investment Trust on July 22, 1985. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund was created as a separate series of the Trust on December [ ], 1995. To date, five other series of Freedom Investment Trust have been authorized for sale to the public by the Board of Trustees: John Hancock Gold & Government Fund (formerly John Hancock Freedom Gold & Government Trust), created on March 29, 1984, John Hancock Regional Bank Fund (formerly John Hancock Freedom Regional Bank Fund), created on April 2, 1985, John Hancock Sovereign U.S. Government Income Fund (formerly Freedom Government Income Fund), created on January 16, 1986, John Hancock Sovereign Achievers Fund (formerly Freedom Equity Value Fund), created on January 16, 1986, and John Hancock Managed Tax-Exempt Fund (formerly John Hancock Freedom Managed
Tax Exempt Fund).   As indicated above, each of these five other series of
the Trust is offered pursuant to a separate prospectus and Statement of Information.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. The Adviser for the Fund is John Hancock Advisers, Inc. (the "Adviser").

The Adviser believes that the ongoing deregulation of many segments of the financial services sector continues to provide new opportunities for issuers in this sector. As deregulation of various financial services businesses continues and new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments, (such as national and money center banks) certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

In addition, financial services companies in growth segments (such as securities firms during times of stock market expansion) or geographically linked to areas experiencing strong economic growth (such as certain regional banks) are likely to participate in and benefit from such growth through increased demand for their products and services. Many financial services companies which are actively and aggressively managed and are expanding services as deregulation opens up new opportunities also show potential for capital appreciation, particularly in expanding into areas where nonregulatory barriers to entry are low.

The Adviser will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it be linked to a geographic region experiencing or likely to experience strong economic growth and be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (due to an easing of regulatory constraints) in order to take advantage of new market opportunities.

Risk Factors

Most financial services companies are subject to extensive governmental regulations which limit their activities and may (such as insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

American Depository Receipts and European Depository Receipts

In addition to purchasing equity securities of foreign issuers in foreign markets, the Fund may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or other securities convertible into securities of corporations domiciled in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement.

Foreign Currency Transactions

The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are usually traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

The Fund may enter into forward foreign currency exchange contracts in two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, the Fund may desire to "lock-in" the United States dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the United States dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Adviser believes that the currency of a particular foreign country may suffer or benefit from a substantial movement against another currency, the Fund may enter into a forward contract to sell or buy the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into such forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

Under normal circumstances, consideration of the prospects for currency exchange rates will be incorporated into the Fund's long-term investment decisions made with regard to overall investment strategies. However, the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will thereby be served. Investors Bank & Trust Company, the Fund's custodian (the "Custodian"), will place cash or liquid high grade debt securities into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward contracts to purchase foreign currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. The Fund will not enter into any forward contract with a term of greater than one year. At the maturity of a forward contract to sell foreign currency, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. There can be no assurance, however, that the Fund will be able to effect such a closing purchase transaction.

It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Fund's transactions in forward foreign currency exchange contracts will be limited to those described above. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Fund values its assets daily in terms of United States dollars, the Fund does not intend to convert its holdings of foreign currencies into United States dollars on a daily basis. The Fund will do so from time to time, which will involve transaction costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Portfolio Turnover

The Fund's portfolio turnover rate may vary widely from year to year and may be higher than that of many other mutual funds with similar investment objectives. For example, if the Fund writes a substantial number of call options and the market prices of the underlying securities appreciate, there may be a very substantial turnover of the portfolio. While the Fund will pay commissions in connection with its options transactions, government securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. Nevertheless, high portfolio turnover may involve correspondingly greater commissions and other transaction costs, which will be borne directly by the Fund.

THE FUND'S OPTIONS ACTIVITIES

The following information supplements the discussion in the Prospectus regarding options transactions in which the Fund may engage.

The Fund may purchase and write options, including purchasing puts and calls and writing covered calls. A call option gives the purchaser of the option the right to buy, and the writer the obligation to sell (if the option is exercised), the underlying security or asset at the exercise price during the option period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, (if the option is exercised) the underlying security or asset at the exercise price during the option period.

It is the policy of the Fund to meet the requirements of the Internal Revenue Code to qualify as a regulated investment company to prevent double taxation of the Fund and its investors. One of these requirements is that less than 30% of the Fund's gross income for each taxable year must be derived from gross gains from the sale or other disposition of certain financial assets, including stocks, securities, and most options, futures and forward contracts, held for less than three months. The extent to which the Fund may engage in options, futures and forward transactions may be materially limited by this 30% test.

Call Options

Call options ("calls") may be written (i.e., sold) by the Fund if (i) the calls are listed on a domestic exchange or are traded over-the-counter; and
(ii) the calls are covered, i.e., the Fund owns the assets subject to the call (or other assets acceptable for escrow arrangements) while the call is outstanding.

The Fund may write call options to obtain additional income. When the Fund writes a call it receives a premium and agrees to sell the callable securities to the purchaser of the call, if the option is exercised during the call period, at a fixed exercise price (which may differ from the market price) regardless of market price changes during the call period. Thus, in exchange for the premium received, the Fund foregoes any possible profit from an increase in market price over the exercise price.

When the Fund writes a call option, an amount equal to the premium received by it is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is included in the assets section of the Statement of Assets and Liabilities as an investment and subsequently adjusted to the current market value of the option. The current market value of a purchased or written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale or in the case of an unlisted option, the mean between the last bid and offering prices.

To terminate its obligation on a call which it has written, the Fund may purchase a call in a "closing purchase transaction." A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying security and the premium received.

The Fund may purchase calls only if the calls are listed on a domestic exchange or traded over-the-counter. The Fund will purchase call options to attempt to obtain capital appreciation. When the Fund buys a call, it pays a premium and has the right to buy the callable securities from the seller of a call during a period at a fixed exercise price. The Fund benefits only if the market price of the callable securities is above the call price during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying security.

Put Options

The Fund may purchase put options ("puts") if they are listed on a domestic exchange or traded over-the-counter. The Fund may not write (sell) puts, but may resell puts previously purchased by it to third parties who are not broker-dealers. When the Fund buys a put, it pays a premium and has the right to sell the underlying assets to the seller of the put during the put period at a fixed exercise price.

The Fund may buy puts related to securities it owns ("protective puts") or to securities it does not own ("nonprotective puts"). Buying a protective put permits the Fund to protect itself during the put period against a decline in the value of the underlying securities below the exercise price by selling them through the exercise of the put. Thus, protective puts will assist the Fund in achieving its investment objective of capital appreciation by protecting it against a decline in the market value of its portfolio securities.

Buying a non-protective put permits the Fund, if the market price of the underlying securities is below the put price during the put period, either to resell the put or to buy the underlying securities and sell them at the exercise price. A non-protective put can enable the Fund to achieve appreciation during a period when the price of securities underlying such put is declining. If the market price of the underlying securities is above the exercise price and as a result, the put is not exercised or resold (whether or not at a profit), the put will become worthless at its expiration date.

Risk Factors Applicable to Options

A call option may be closed out only on an exchange which provides a secondary market for options of the same series or, in the case of an over-the-counter option, only with the other party to the transaction. In general, exchange-traded options are third-party contracts (i.e. performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. Over-the-counter options are two-party contracts with prices and terms negotiated by the buyer and seller. There is no assurance that the Fund will be able to close out options acquired or sold over-the-counter.

The Fund will acquire only those over-the-counter options for which management believes the Fund can receive on each business day at least two separate bids or offers (one of which will be from an entity other than a party to the option) or those over-the-counter options valued by an independent pricing service. The Fund will write and purchase over-the-counter options only with member banks of the Federal Reserve System and primary dealers in U.S. Government securities or their affiliates which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The SEC has taken the position that over-the-counter options are illiquid securities, subject to the 15% restriction on illiquid investments. The SEC, however, allows the Fund to exclude from the 15% limitation on illiquid investments a portion of the value of the over-the-counter options written by the Fund, provided that certain conditions are met. First, the other party to the over-the-counter options must be a primary U.S. Government securities dealer designated as such by the Federal Reserve Bank. Second, the Fund must have an absolute contractual right to repurchase the over-the-counter options at a formula price. If the above conditions are met, the Fund may treat as illiquid only that portion of the over-the-counter option's value (and the value of its underlying securities) which is equal to the formula price for repurchasing the over-the-counter option, less the over-the-counter option's intrinsic value.

Although the Fund will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event that no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out a purchased exchange-traded or over-the-counter option, it would have to exercise such option in order to realize any profit and would incur transaction costs on the purchase or sale of underlying assets.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) an exchange may impose restrictions on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the exchanges and the Options Clearing Corporation have had only limited experience with the trading of certain options and the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The options transactions of the Fund may affect its turnover rates and the amount of brokerage commissions paid by it. The exercise of calls written by the Fund may cause it to sell portfolio securities or other assets at times and amounts controlled by the holder of a call, thus increasing the Fund's portfolio turnover rates and brokerage commission payments. The exercise of puts purchased by the Fund may also cause the sale of securities or other assets, also increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities or other assets for reasons which would not exist in the absence of the put. Holding a non-protective put might cause the purchase of the underlying securities or other assets to permit the Fund to exercise the put.

The Fund will pay a brokerage commission each time it buys or sells a put or call or buys or sells a security in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of equity securities.

There is no limit on how many times the Fund's options positions may be replaced. Therefore more than 5% of the Fund's assets may be at risk. The successful use by the Fund of options on securities will depend upon the Adviser's ability to anticipate movements of securities prices.

The Fund's Custodian, or a securities depository acting for it, will act as the Fund's escrow agent for the securities underlying written calls, or for other escrowed securities. Until the securities are released from escrow, they cannot be sold by the Fund; this release will take place on the exercise, termination or expiration of the call. For information on the valuation of the puts and calls, see "Net Asset Value."

THE FUND'S INVESTMENTS IN FUTURES CONTRACTS

The following information supplements the discussion in the Prospectus regarding investment by the Fund in futures contracts and related options.

Financial Futures Contracts. The Fund may buy and sell futures contracts (and related options) on stocks and stock indices. The Fund may hedge its portfolio by selling or purchasing financial futures contracts as an offset against changes in security values. Although other techniques could be used to reduce such exposure, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using financial futures contracts. The Fund may enter into financial futures contracts for hedging and speculative purposes to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC").

Financial futures contracts have been designed by boards of trade which have been designated as "contract markets" by the CFTC. Futures contracts are traded on these markets in a manner that is similar to the way a stock is traded on a stock exchange. The boards of trade, though their clearing corporations, guarantee that the contracts will be performed.

Although some financial futures contracts by their terms call for actual delivery or acceptance of a financial instrument, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts (same exchange, underlying security and delivery month). Most financial futures contracts on securities indices by their terms call for cash settlement. If the offsetting purchase price is less than the Fund's original sale price, the Fund realizes a gain, or if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the Fund's original purchase price, the Fund realizes a gain, or if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. The Fund will pay a commission in connection with each purchase or sale of financial futures contracts, including a closing transaction. For a discussion of the Federal income tax considerations in entering into financial futures contracts, see the information under "Tax Status" below.

At the time the Fund enters into a financial futures contact, it is required to deposit with the Custodian a specified amount of cash or U.S. Government securities, known as "initial margin", ranging upward from 1.1% of the value of the financial futures contract. The margin required for a financial futures contract is set by the board of trade or exchange on which the contract is traded and may be modified during the term of the contact. The initial margin is in the nature of a performance bond or good faith deposit on the financial futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. Each day, the futures contract is valued at the official settlement price of the board of trade or exchange on which it is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. This process is known as "mark to market". Variation margin does not represent a borrowing or lending by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the financial futures contract expired early. In computing its net asset value, the Fund will mark to market its open financial futures positions.

Successful hedging depends on a strong correlation between the market for the underlying securities and the relevant futures market. There are several factors that will probably prevent this correlation from being perfect, and even a correct forecast of general interest rate trends may not result in a successful hedging transaction. There are significant differences between the securities and futures markets which could create an imperfect correlation between the markets and which could affect the success of a given hedge. For example, the degree of imperfection of correlation depends on variations in speculative market demand for financial futures and debt securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard financial futures contracts available for trading.

A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. The Fund will bear the risk that the price of the securities being hedged will not move in complete correlation with the price of the futures contracts used as a hedging instrument. Although the Adviser believes that the use of financial futures contracts may benefit the Fund, an incorrect prediction could result in a loss on both the hedged portfolio securities and the futures contract so that the Fund's return might have been better had hedging not been attempted. However, in the absence of the ability to hedge, the Fund might have engaged in portfolio transactions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs. The low margin deposits required for futures transactions permit an extremely high degree of leverage. A relatively small movement in a futures contract may result in losses or gains in excess of the amount invested.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price, at the end of the current trading session. Once the daily limit has been reached in a futures contact subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Finally, although the Fund engages in financial futures transactions only on boards of trade or exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid market will exist for a particular futures contact at any given time. The liquidity of the market depends on participants closing out contracts rather than making or taking delivery. In the event participants decide to make or take delivery, liquidity in the market could be reduced. In addition, the Fund could be prevented from executing a buy or sell order at a specified price or closing out a position due to limits on open positions or daily price fluctuation limits imposed by the exchanges or boards of trade. If a Fund cannot close out a position, it will be required to continue to meet margin requirements until the position is closed.

Options on Futures Contracts. The Fund may also buy and sell options on futures contracts that it could trade directly. An option on a futures contract give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Fund would be required to deposit with the Custodian initial margin with respect to put and call options on futures contracts written by it. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts. Also, an option purchased by the Fund may expire worthless, in which case the Fund would lose the premium it paid for the option.

Other Considerations. The Fund will engage in futures and options transactions for bona fide hedging or speculative purposes if consistent with its investment policies, to the extent permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, the Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities the Fund intends to purchase. As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing equivalent amounts of related securities at the time when the futures contract or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Fund to elect to comply with a different test, under which the aggregate initial margin and premiums required to establish speculative positions in futures contracts and options on futures will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining its qualification as a regulated investment company for Federal income tax purposes.

When the Fund purchases financial futures contracts, or writes put options or purchases call options thereon, cash or liquid, high grade debt securities will be deposited in a segregated account with the Fund's custodian in an amount that, together with the amount of initial and variation margin held in the account of its broker, equals the market value of the purchased futures contracts.

CERTAIN INVESTMENT PRACTICES

Investment in Foreign Securities

There is generally less publicly available information about foreign companies and other issuers comparable to reports and ratings that are published about issuers in the United States. Foreign issuers are also generally not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States issuers.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or on exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, interest or capital gains from certain of the Fund's foreign portfolio securities may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. See "Tax Status".

The expense ratio of the Fund can be expected to be higher than that of investment companies investing exclusively in domestic securities since the expenses of the Fund, such as the cost of maintaining custody of foreign securities, are higher.

Repurchase Agreements

The Fund may enter into repurchase agreements with domestic broker-dealers, banks and financial institutions, but may not invest more than 15% of its net assets, together with other illiquid investments, in repurchase agreements having maturities of greater than seven days.

A repurchase agreement is a contract pursuant to which the Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to a broker-dealer, bank or financial institution which agrees to reacquire the securities at a mutually agreed upon time and price. Repurchase agreements, which are usually for periods of one week or less, enable the Fund to invest its cash reserves at fixed rates of return. The Fund may enter into repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's Custodian always has possession of collateral whose market value at least equals the amount of the institution's repurchase obligation. To minimize the risk of loss the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees of the Trust consider to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the collateral could cause losses to the Fund, as well as legal expense, if the value of the collateral declines prior to liquidation.

Forward Commitments and When-Issued Securities

As stated in the Prospectus, the Fund may purchase and sell securities on a forward commitment or when-issued basis. Forward commitments or when-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price. When the Fund engages in these transactions, it relies on the seller or buyer, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

To the extent that the Fund remains substantially fully invested at the same time that it has purchased when-issued securities, as it would normally expect to do, there may be greater fluctuations in its net asset value per share than if the Fund set aside cash to satisfy its purchase commitment. When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash or liquid high-grade debt obligations with an aggregate value equal to the amount of such purchase commitments until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitment.

Short Sales

The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of
its portfolio securities.   The Fund may sell short securities that are not
in the Fund's portfolio, but which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be impaired by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales of the type referred to in fundamental Investment Restriction No.
(2) below, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between
(a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market valued of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short. Except for short sales against the box, the amount of the Fund's net assets that may be committed to short sales and the securities in which short sales are made must be listed on national securities exchange.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund. In addition, short sales may result in gains from the sales of securities deemed to have been held for three months, which gains must be less than 30% of the Fund's gross income in order for the Fund to qualify as a regulated investment company under the Internal Revenue Code, as amended.

Rule 144A Securities and Other Restricted Securities

The Fund may purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 if the Fund's Board of Trustees or the Adviser have determined under Board-approved guidelines that such restricted securities are liquid. The Adviser will determine the liquidity of Rule 144A securities in the Fund's portfolio using the guidelines set forth below.

In its determination of liquidity, the Adviser will consider the following factors, among others: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). In accordance with Rule 144A, the Board has delegated its responsibility to the Adviser to determine the liquidity of each restricted security purchased by the Fund pursuant to Rule 144A, subject to the Board's oversight and review. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing the Rule 144A securities.

The Fund may acquire other restricted securities. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than when it decided to sell. Restricted securities will be priced at fair value as determined in good faith in accordance with procedures adopted by the Fund's Board of Trustees.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval of the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions,
        (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and
        (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in securities that are secured by real estate or interests therein,
        (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. With respect to 75% of the Fund's total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

          a. such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

          b. such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Nonfundamental Investment Restrictions

The following restrictions are designated as nonfundamental and may be changed by the Board of Trustees without shareholder approval.

The Fund may not:

10. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value. Collateral arrangements with respect to margin, option, short sale and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

11. Participate on a joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

12. Purchase or retain securities of an issuer if one or more of the Trustees or officers of the Trust or directors or officers of the Adviser, or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

13. Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies,
       (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (iii) more than 5% of the Fund's assets would be invested in any one such investment company. The Fund will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. Notwithstanding the foregoing, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group
       of Funds provided    that, as a result, (i) no more than 10% of the
       Fund's assets would be invested in securities of all other investment companies; (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

14. Invest more than 15% of its total assets in the aggregate in (1) securities of any issuer which, together with its predecessors, has been in operation for less than three years and (2) restricted securities, excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act or foreign securities which are offered or sold outside the United States in accordance with Regulation S under the 1933 Act; provided, however, that the Fund may not invest more than 15% of its net assets in restricted securities including those eligible for resale under Rule 144A.

15. Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act, purchased OTC options, certain assets under to cover written OTC options, and privately issued stripped mortgage-backed securities.

16. Borrow money to purchase securities in excess of 5% of the Fund's total assets.

17.    Invest in real estate limited partnership interest.

18. Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York or American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed.
       For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

19. Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

20. Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Fund at any time will not exceed 20% of the Fund's total assets.

21. Invest for the purpose of exercising control over or management of any company

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions. In order to permit the sale of shares of the Fund in certain states, the Trustees may, in their sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interest of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Trustees may, at their sole discretion, revoke such policy.

The Fund agrees that, in accordance with Texas Blue Sky Regulations, until such regulations no longer require, it will not engage in short sales (other than short sales against the box) unless (i) the dollar amount of the short sales does not exceed 25% of the net assets of the Fund; (ii) the value of the securities of any one issuer in which the Fund maintains a short position does not exceed the lesser of (a) 2% of the net asset value of the Fund or
(b) 2% of the securities of any class of any issuer; and (iii) the securities in which short sales are made are listed on a national securities exchange.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and directors of the Adviser or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

The following table sets forth the principal occupation of the Trustees and principal officers of the Trust during the past five years:

Name and Address             Position(s)           Principal Occupation(s)
                           Held With Trust         During Past 5 Years

*Edward J. Boudreau, Jr.   Chairman (3)            Chairman and Chief Executive
                                                   Officer, the Adviser and The
                                                   Berkeley Financial Group ("The
                                                   Berkeley Group"); Chairman, NM
                                                   Capital Management, Inc. ("NM
                                                   Capital"); John Hancock Advisers
                                                   International Limited ("Advisers
                                                   International"); John Hancock
                                                   Funds, Inc. ("John Hancock
                                                   Funds"); John Hancock Investor
                                                   Services Corporation ("Investor
                                                   Services") and Sovereign Asset
                                                   Management Corporation
                                                   ("SAMCorp"); (hereinafter the
                                                   Adviser, the Berkeley Group, NM
                                                   Capital, Advisers International,
                                                   John Hancock Funds, Investor
                                                   Services and SAMCorp are
                                                   collectively referred to as the
                                                   "Affiliated Companies");
                                                   Chairman, First Signature Bank &
                                                   Trust; Director, John Hancock
                                                   Freedom Securities Corp., John
                                                   Hancock Capital Corp., New
                                                   England/Canada Business Council;
                                                   Member, Investment Company
                                                   Institute Board of Governors;
                                                   Director, Asia Strategic Growth
                                                   Fund, Inc.; Trustee Museum of
                                                   Science; President, the Adviser
                                                   (until July 1992); Chairman,
                                                   John Hancock Distributors, Inc.
                                                   ("Distributors") until April
                                                   1994.

William A. Barron, III     Trustee (1,2)           Trustee, H.M. Payson & Company
RR 1                                               since 1991.
325 Sea Meadows Lane
Yarmouth, Maine  04096


____________

*An "interested person" of the Fund as defined in the Investment Company Act of 1940.

(1)   Member of the Audit Committee.
(2)   Member of the Committee on Administration.
(3) Member of the Executive Committee. The Executive Committee may generally exercise most powers of the Trustees between regularly scheduled meetings of the Board of Trustees.


Name and Address             Position(s)           Principal Occupation(s)
                           Held With Trust         During Past 5 Years

Douglas M. Costle          Trustee (1,2)           Distinguished Senior Fellow,
RR2 Box 480                                        Institute for Sustainable
Woodstock, Vermont                                 Communities, Vermont Law School,
05091                                              until 1991.  Director, Air and
                                                   Water Technologies Corporation
                                                   (environmental services and
                                                   equipment), Niagara Mohawk Power
                                                   Company (electric services) and
                                                   MITRE Corporation (governmental
                                                   consulting services).

Leland O. Erdahl           Trustee (1,2)           President of Stolar, Inc. from
161 Camino Barranca                                1987 to 1991 and President of
Placitas, New Mexico                               Albuquerque Uranium Corporation
87043                                              for 1985 to 1992.  Director of
                                                   Freeport-McMoRan Copper & Gold
                                                   Company, Inc., Hecla Mining
                                                   Company, Canyon Resources
                                                   Corporation and Original Sixteen
                                                   to One Mines, Inc. from 1984 to
                                                   1987 and 1991, management
                                                   consultant.

Richard A. Farrell         Trustee (1,2)           President of Farrell, Healer &
Farrell, Healer &                                  Co., a venture capital
Company, Inc.                                      management firm, since 1980.
160 Federal Street                                 Prior to that date, Mr. Farrell
23rd Floor                                         headed the venture capital group
Boston, MA  02110                                  at Bank of Boston Corporation.

William F. Glavin          Trustee (1,2)           President, Babson College; Vice
Babson College                                     Chairman, Xerox Corporation
Horn Libarary                                      until June 1989.  Director,
Babson Park, MA  02157                             Caldor, Inc. and Inco Ltd.


___________
*An "interested person" of the Fund as defined in the Investment Company Act of 1940.

(1)   Member of the Audit Committee.
(2)   Member of the Committee on Administration.
(3) Member of the Executive Committee. The Executive Committee may generally exercise most powers of the Trustees between regularly scheduled meetings of the Board of Trustees.



Name and Address             Position(s)           Principal Occupation(s)
                           Held With Trust         During Past 5 Years

Patrick Grant              Trustee (1,2,3)         President, Financial Management
5 Haven Street                                     Incorporated, a professional
Dedham, MA  02026                                  treasurer, since 1978.  Prior to
                                                   that date Mr. Grant was
                                                   Treasurer of Endowment
                                                   Management & Research Corp., an
                                                   investment advisory firm, and
                                                   Omega Fund, Inc., an open-end
                                                   investment company.

Ralph Lowell, Jr.          Trustee (1,2)           Director, Lowell Blake and
45 Mill Street                                     Associates, a registered
Edgartown, MA  02539                               investment adviser since 1978.
                                                   Mr. Lowell was Vice President of
                                                   that company from 1978 to 1985.

Dr. John A. Moore          Trustee (1,2)           President and Chief Executive
Institute for                                      Officer, Institute for
Evaluating Health Risks                            Evaluating Health Risks, a
1101 Vermont Avenue N.W.                           nonprofit institution, since
Suite 608                                          1989.  Assistant Administrator
Washington, DC  20005                              of the Office of Pesticides and
                                                   Toxic Substances at the
                                                   Environmental Protection Agency
                                                   from December 1983 to July 1989.

Patti McGill Peterson      Trustee (1,2)           President, St. Lawrence
St. Lawrence University                            University; Director, Niagara
110 Vilas Hall                                     Mohawk Power Corporation and
Canton, NY  13617                                  Secretary, Mutual Life.

John W. Pratt              Trustee (1,2)           Since 1961, Professor of
2 Gray Gardens East                                Business Administration at
Cambridge, MA  02138                               Harvard University Graduate
                                                   School of Business
                                                   Administration.


____________
*An "interested person" of the Fund as defined in the Investment Company Act of 1940.

(1)   Member of the Audit Committee.
(2)   Member of the Committee on Administration.
(3) Member of the Executive Committee. The Executive Committee may generally exercise most powers of the Trustees between regularly scheduled meetings of the Board of Trustees.



Name and Address             Position(s)           Principal Occupation(s)
                           Held With Trust         During Past 5 Years

*Robert G. Freedman        Vice Chairman and       Vice Chairman and Chief
                           Chief Investment        Investment Officer, the Adviser;
                           Officer                 President (until December 1994).

*Anne C. Hodsdon           President               President and Chief Operations
                                                   Officer, the Adviser; Executive
                                                   Vice President, the Adviser
                                                   (until December 1994).

*James B. Little           Senior Vice             Senior Vice President, the
                           President, Chief        Adviser.
                           Financial Officer

*Thomas H. Drohan          Senior Vice             Senior Vice President and
                           President and           Secretary, the Adviser.
                           Secretary

*John A. Morin             Vice President          Vice President, the Adviser.

*Susan S. Newton           Vice President,         Vice President and Assistant
                           Assistant Secretary     Secretary, the Adviser.
                           and Compliance
                           Officer

*James J. Stokowski        Vice President and      Vice President, the Adviser.
                           Treasurer



____________
*An "interested person" of the Fund as defined in the Investment Company Act of 1940.

(1)   Member of the Audit Committee.
(2)   Member of the Committee on Administration.
(3) Member of the Executive Committee. The Executive Committee may generally exercise most powers of the Trustees between regularly scheduled meetings of the Board of Trustees.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The following table provides information regarding the compensation expected to be paid by the Fund in its 1996 fiscal year as well as the aggregate compensation paid by the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services during the 1995 calendar year. Mr. Boudreau, a non-independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.



                            Aggregate Compensation


Independent        Estimated Aggregate              Pension or          Total Compensation
Trustees            Compensation From          Retirement Benefits      From All John Hancock
                   Fund During its             Accrued as Part of             Funds (2)
                   Current Fiscal Year(1)      the Fund's Expenses         (Total of 11 Funds)

William A. Barron, III                                       -                 $ 41,750
Douglas M. Costle                                            -                   41,750
Leland O. Erdahl                                             -                   41,750
Richard A. Farrell                                           -                   43,250
William F. Glavin                                            -                   37,500
Patrick Grant                                                -                   43,750
Ralph Lowell, Jr.                                            -                   41,750
Dr. John A. Moore                                            -                   41,750
Patti McGill Peterson                                        -                   41,750
John W. Pratt                                                -                   41,750
                                                                               --------
Totals                                                                         $416,750


(1)   Based upon the Fund's fiscal year ending October 31, 1996.

(2) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1995.

INVESTMENT ADVISORY AND OTHER SERVICES

The investment adviser for the Fund is the Adviser, a Massachusetts corporation, with offices at 101 Huntington Avenue, Boston, Massachusetts 02199-7603. The Adviser is a registered investment advisory firm which maintains a securities research department, the efforts of which will be made available to the Fund.

The Adviser was organized in 1968 and presently has over $16 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,060,000 shareholders. The Adviser is an affiliate of John Hancock Mutual Life Insurance Company (the "Life Company"), one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $80 billion, the Life Company is one of the 10 largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Trust, on behalf of the Fund, has entered into an investment advisory agreement (the "Advisory Agreement") dated as of March 6, 1996 with the Adviser. As the Fund's manager and investment adviser, the Adviser will:
(a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Board of Trustees, which investments should be purchased, held, sold or exchanged, (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent, and (c) provide the Fund with such executive, administrative and clerical personnel, officers and equipment as are deemed necessary for the conduct of the Fund's business.

As compensation for its services under the Advisory Agreement, the Adviser receives from the Fund a fee computed and paid monthly at an annual rate of 0.80% of the Fund's average daily net assets. The rates for the Fund are higher than those for many other mutual funds because of the extensive amount of research required to manage the Fund's portfolio in comparison to the portfolios of other funds.

All expenses which are not specifically paid by the Adviser and which are incurred in the operation of the Fund (including fees of Trustees of the Fund who are not "interested persons," as defined in the Investment Company Act of 1940 ("Investment Company Act"), but excluding certain distribution-related activities required to be paid by the Adviser or John Hancock Funds) and the continuous public offering of the shares of the Fund are borne by the Fund. Class expenses properly allocable to Class A or Class B shares will be borne exclusively by such class of shares, subject to certain conditions imposed by the Internal Revenue Service in issuing rulings to funds with a multiple-class structure.

The Adviser has agreed that if, in any fiscal year, the total expenses of the Fund (excluding taxes, interest, brokerage commissions and extraordinary items, but including the Adviser's fee) exceed the expense limitation applicable to the Fund, the Adviser will reduce its fee for the Fund in the amount of that excess up to the amount of its fee during that fiscal year.] Although there is no certainty that any limitations will be in effect in the future, the most restrictive state expense limitation currently is 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of net assets and 1.5% of the remaining net assets.

The Advisory Agreement was approved on December 11, 1995 by all of the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto. The sole initial shareholder of the Fund also approved the Advisory Agreement on March 6, 1996. The Advisory Agreement will continue in effect until June 30, 1997 and from year to year thereafter, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party. The Advisory Agreement may be terminated on 60 days' written notice by any party and will terminate automatically if it is assigned.

DISTRIBUTION CONTRACT

The Trust has entered into a Distribution Agreement with John Hancock Funds. Under the contract John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers who have entered into dealer agreements with John Hancock Funds (the "Selling Brokers").

John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined plus any applicable sales charge. In connection with the sale of Class A or Class B shares of the Fund, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Trustees adopted Distribution Plans with respect to Class A and Class B shares ("the Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Class A and Class B Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00% respectively, of each class' average daily net assets. However, the amount of the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees reimburse John Hancock Funds for distribution costs incurred in the promotion of sales of shares of the Fund, and the service fees compensate Selling Brokers for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for expenses incurred by it under the Class B Plan in any fiscal year, the Distributors may carry these expenses forward, provided, however, that the Trustees may terminate the Class B Plan and thus the Fund's obligation to make further payments at any time. Accordingly, the Fund does not treat unreimbursed expenses relating to the Class B shares as a liability. The Plans were approved by the sole initial shareholder of the Fund. The Plans were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at a meeting called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, the Distributors provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis.

Each of the Plans provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each of the Plans provides that it may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the applicable class of the Fund's outstanding shares upon 60 day's written notice to John Hancock Funds and (c) automatically in the event of assignment. Each of the Plans further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Finally, each of the Plans provides that no material amendment to the Plan will be effective unless it is approved by a vote of the Trustees and the Independent Trustees of the Trust. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

When the Trust seeks an Independent Trustee to fill a vancancy or as a nominee for election by shareholders, the selection or nomination of the Independent Trustee is, under resolutions adopted by the Trustees contemporaneously with their adoption of the Plan, committed to the discretion of the Committee on Administration of the Trustees. The members of the Committee on Administration are all Independent Trustees and identified in this Statement of Additional Information under the heading "Those Responsible for Management".

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market issues are generally valued at last sale price on the day of valuation. Securities for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Any assets or liabilities denominated or quoted in foreign currencies are translated into U.S. dollars by the Custodian based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the valuation date.

The Fund will not price its securities on the following national holidays:
New Year's Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's shares may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

The sales charge applicable to purchases of Class A shares of the Fund is described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, or if Investor Services is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by
(a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his, her or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Investor Services or a Selling Broker's representative.

Without Sales Charges. As described in the Prospectus, Class A shares of the Fund may be sold without a sales charge to certain persons described in the Prospectus.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges (according to the schedule set forth in the Prospectus) are also available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. The reduced sales charges are also applicable to investments made over a specified period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include group IRA, SEP, SARSEP, TSA, 401(k), ISA and 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Investor Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for purchases actually made within the specified period the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Investor Services to hold in escrow a number of Class A shares (approximately 5% of the aggregate) sufficient to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Investor Services to act as his or her attorney-in-fact to redeem any escrowed shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase price.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase prices, including increases in account value derived from reinvestment of dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number all payments during a month will be aggregated and deemed to have been made on the last day of the month.

Proceeds from the CDSC are paid to John Hancock Funds (not Freedom Distributors Corporation) and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class - B shares, such as the payment of compensation to select Selling Brokers for selling Class - B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Prospectus for additional information regarding the CDSC.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. If the shareholder were to sell portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. As described more fully in the Prospectus, the Fund permits exchanges of shares of any class of the Fund for shares of the same class in any other John Hancock fund offering that class.

Systematic Withdrawal Plan. As described briefly in the Prospectus, the Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds from the redemption of shares of the Fund. Since the redemption price of the shares of the Fund may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events. Therefore, a shareholder should not purchase Class A or Class B shares of the Fund at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Investor Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained more fully in the Fund's Prospectus and the Account Privileges Application. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the Monthly Automatic
Accumulation Program may be revoked by Investor Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any check.

The program may be discontinued by the shareholder either by calling Investor Services or upon written notice to Investor Services which is received at least five (5) business days prior to the processing date of any investment.

Reinvestment Privilege. A shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or in any other John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of another John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares. The Fund may modify or terminate the reinvestment privilege at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Tax Status."

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to the classes of the Fund. Class A shares and Class B shares of the Fund will be sold exclusively to members of the public at net asset value. A sales charge will be imposed either at the time of the purchase, for Class A shares, or on a contingent deferred basis, for Class B shares. For Class A shares, no sales charge is payable at the time of purchase on investments of $1 million or more, but for such investments a contingent deferred sales charge may be imposed in the event of certain redemption transactions within one year of purchase.

Holders of Class A shares and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except that (i) the distribution and service fees relating to the Class A and Class B shares will be borne exclusively by that class; (ii) Class B shares will pay higher distribution and service fees than Class A shares; and (iii) Class A shares and Class B shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions that the Internal Revenue Service imposes in issuing rulings to funds that have a multiple-class structure. The net asset value per share may vary depending on whether Class A shares or Class B shares are purchased. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable except as set forth in the Prospectus.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Liability is therefor limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes.
The Fund intends to elect to be treated and qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification if its assets, the Fund will not be subject to Federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Fund's Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E & P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

If the Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income (i.e., all of the Fund's net income other than any excess of net long-term capital gain over net short-term capital loss) computed without regard to such loss after taking into account Treasury regulations resulting in deferral of certain post-October losses, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign income taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of
(i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election it may deduct such taxes in computing its taxable income.

The amount of the Fund's net short-term and long-term capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities or enter into options or futures transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although its present intention is to distribute all net short-term and long-term capital gains, if any, the Fund reserves the right to retain and reinvest all or any portion of its "net capital gain", which is the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net long-term capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain.
To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund, as noted above, and would not be distributed as such to shareholders. As a newly formed series of the Trust, the Fund has no capital loss carryforwards.

For purposes of the dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and designated by the Fund may be treated as qualifying dividends. The Fund expects that a portion of its income distributions will generally be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their shares of the Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures, options, and forward transactions.

Certain options, futures and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forward, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

The following information supplements the discussion in the Prospectus regarding performance information.

Total Return. Average annual total return is determined separately for each class of shares. Total return is computed by finding the average annual compounded rates of return over the designated periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
        _______
T = \n/ ERV/P-1

Where:

P =       a hypothetical initial investment of $1,000.

T =       average annual total return.

n =       number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year and life-of-fund periods.

The calculation of total return assumes that the maximum sales charge for Class A shares of 5% is included in the initial investment or, for Class B shares, the applicable CDSC is applied at the end of the period. This calculation also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

Performance Comparisons. From time to time, in reports and promotional literature, the Fund's total return will be ranked or compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MORNINGSTAR, STANGER'S and BARRON'S will also be utilized.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales, and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performances.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the officers of the Trust pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerages commissions are payable on such transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Trust's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to good faith determination by the Trustees that the commission is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. (Distributors), a broker-dealer subsidiaries, Tucker Anthoy Incorporated ("Tucker Anthony") and Sutro & Company ("Sutro"), (each, are "Affiliated Brokers"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Tucker Anthony, Sutro or Distributors.

Any of the Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by the majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria. The Fund will not effect principal transactions with Affiliated Brokers.

DISTRIBUTIONS

The per share dividends from the Fund's net investment income [on the Class B shares will be lower than the per share dividends on the Class A shares of the Fund as a result of the higher distribution fee applicable with respect to the Class B shares.

TRANSFER AGENT SERVICES

John Hancock Investor Services Corporation, P.O. Box 9116, Boston, MA 02205-9116, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $16.00 for each Class A shareholder and $18.50 for each Class B shareholder plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of the relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Trust and Investors Bank & Trust Company, 24 Federal Street, Boston, Massachusetts 02110. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts serves as the Fund's independent auditors, providing services including (1) examination of annual financial statements, (2) assistance and consultation in connection with Securities and Exchange Commission filings, and (3) preparation of the annual Federal income tax returns filed on behalf of the Fund.

                                   PART C.

                              OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     (a)   Financial Statements:
             Not Applicable

     (b)   Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 25.   Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26.   Number of Holders of Securities




     As of December 1, 1995 the number of record holders of shares of Registrant was as follows:

            Title of Class                     Number of Record Holders
            --------------                     ------------------------
                                                Class A    Class B
                                               ---------  ----------
John Hancock Gold & Government Fund               2,014      1,716
John Hancock Regional Bank Fund                  42,942     82,017
John Hancock Managed Tax Exempt Fund              1,313      4,454
John Hancock Sovereign Achievers Fund             3,375      8,273
John Hancock Sovereign U.S. Government Fund      39,560      6,357
John Hancock Financial Industries Fund                0          0

Item 27.  Indemnification

     (a) Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and Officers or person serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     (b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such as person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the Registrant's Amended and Restated Articles of Incorporation, Article 10.1 of the Registrant's By-Laws, The underwriting Agreement, the By-Laws of Distributors, the Adviser, or the Insurance Company or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

      For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms ADV filed (801-8124) under the Investment Advisers Act of 1940, herein incorporated by reference.

Item 29.    Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Fund, John Hancock Current Interest, John Hancock Series, Inc., John Hancock Tax-Free Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited Term Government Fund, John Hancock Tax-Exempt Income Fund, John Hancock Sovereign Investors Fund, Inc., John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John

Hancock Strategic Series, John Hancock Technology Series, Inc., John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, Freedom Investment Trust, Freedom Investment Trust II and Freedom Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.

  Name and Principal     Positions and Offices   Positions and Offices
  ------------------     ---------------------   ---------------------
   Business Address         with Underwriter        with Registrant
   ----------------         ----------------        ---------------

Edward J. Boudreau, Jr.        Chairman                 Chairman
101 Huntington Avenue
Boston, Massachusetts

Robert H. Watts           Director and Senior             None
John Hancock Place          Vice President
P.O. Box 111
Boston, Massachusetts

C. Troy Shaver, Jr.        President, Chief               None
101 Huntington Avenue    Executive Officer and
Boston, Massachusetts          Director

Robert G. Freedman             Director          Vice President, Chief
101 Huntington Avenue                              Investment Officer
Boston, Massachusetts

Stephen M. Blair            Executive Vice                None
101 Huntington Avenue         President-
Boston, Massachusetts            Sales

Thomas H. Drohan         Senior Vice President   Senior Vice President
101 Huntington Avenue                                     and
Boston, Massachusetts                                  Secretary

James W. McLaughlin      Senior Vice President            None
101 Huntington Avenue             and
Boston, Massachusetts   Chief Financial Officer

David A. King            Senior Vice President            None
101 Huntington Avenue        and Director
Boston, Massachusetts

James B. Little          Senior Vice President   Senior Vice President
101 Huntington Avenue                                     and
Boston, Massachusetts                           Chief Financial Officer

  Name and Principal     Positions and Offices   Positions and Offices
  ------------------     ---------------------   ---------------------
   Business Address         with Underwriter        with Registrant
   ----------------         ----------------        ---------------

William S. Nichols       Senior Vice President            None
101 Huntington Avenue
Boston, Massachusetts

John A. Morin               Vice President          Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton           Vice President and        Vice President,
101 Huntington Avenue          Secretary          Assistant Secretary
Boston, Massachusetts                           and Compliance Officer

Christopher M. Meyer           Treasurer                 None
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown               Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney              Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore            Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione            Director                 Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John Goldsmith                 Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen              Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio               Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster Aborn                   Director                  None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher            Director                  None
53 State Street
Boston, Massachusetts

James V. Bowhers            Executive Vice               None
101 Huntington avenue          President
Boston, Massachusetts

Michael T. Carpenter     Senior Vice President           None
1000 Louisiana Street
Houston, Texas

      (b) The name of each director and officer of Freedom, together with the offices held by such person with Freedom and the Registrant, are set forth below.


  Name and Principal      Positions and Offices   Positions and Offices
  -----------------       ---------------------   ---------------------
   Business Address         with Underwriter         with Registrant
   ----------------         ----------------         ---------------

John J. Danello            President, Director            None
One Beacon Street               and Clerk
Boston, Massachusetts

Thomas J. Brown          Treasurer and Director           None
One Beacon Street
Boston, Massachusetts

Dexter A. Dodge              Vice President               None
One Beacon Street
Boston, Massachusetts


      (b)   Subadviser
                                      C-7

      Registrant's subadviser, John Hancock Advisers International Limited ("JHAIL"), 34 Dover Street, WIX 3RA, London, England, also acts as investment adviser, to other Investment Company clients. Information pertaining to the officers and directors of JHAIL and their affiliations is set forth in the Form ADV of JHAIL, (File No. 801 - 29498) which is hereby incorporated by reference.

      (c)   None.

Item 30.    Location of Accounts and Records

Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31.    Management Services

      Not applicable.

Item 32.    Undertakings

      (a) Not applicable.

      (b) Not applicable.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of December, 1995.

                                                      FREEDOM INVESTMENT TRUST

                                                      By:      *
                                                         ------------------
                                                         Edward J.Boudreau, Jr.
                                                         Chairman

      Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                       Title                             Date
         ---------                       -----                             ----
          *                   Chairman
------------------------
Edward J. Boudreau, Jr.       (Principal Executive Officer)

James B. Little
---------------
James B. Little               Senior Vice President and Chief         December 21, 1995
                              Financial Officer (Principal Financial
                              and Accounting Officer)

           *                        Trustee
----------------------
William A. Barron III

            *                       Trustee
----------------------
Douglas M. Costle

            *                       Trustee
----------------------
Leland O. Erdahl

           *                        Trustee
----------------------
Richard A. Farrell

           *                        Trustee
----------------------
William F. Glavin

           *                        Trustee
----------------------
Patrick Grant

                                      C-9



         Signature                  Title                  Date

           *                        Trustee
----------------------
Ralph Lowell, Jr.

           *                        Trustee
----------------------
John A. Moore

           *                        Trustee
----------------------
Patti McGill Peterson

            *                       Trustee
----------------------
John W. Pratt

*By:  Thomas H. Drohan                                December 21, 1995
      ----------------
      Thomas H. Drohan, Attorney-in-Fact under Powers of Attorney dated June 25,
      1992, December 14, 1992, and August 17, 1993.

                                      C-10

                                  EXHIBIT INDEX

 Exhibit No.                        Description                     Page Number
 ----------                         -----------                     -----------
    99.B1     Master Trust Agreement (Agreement and Declaration of
              Trust) amended and restated dated September 10, 1991;
              Amendment No. 1 to the Master Trust Agreement dated
              June 25, 1992; Amendment No.2 to the Master Trust
              Agreement dated June 25, 1992; Amendment No. 3 to the
              Master Trust Agreement dated September 16, 1992;
              Amendment to the Master Trust Agreement dated August 3,
              1993; Amendment to the Master Trust Agreement dated
              September 2, 1994; Amendment to the Master Trust
              Agreement dated September 27, 1994.*

   99.B1.1    Amendment to the Master Trust Agreement dated December
              11, 1995.+

    99.B2     By-Laws as amended September 16, 1992.*

    99.B3     None.

    99.B4     Designation of Classes dated December 14, 1992.*

   99.B4.1    Specimen share certificate for Regional Bank Fund (Classes A and
              B).*
   99.B4.2    Specimen share certificate for Sovereign U.S.
              Government Income Fund (Classes A, B and C).*

   99.B4.3 Specimen shares certificate for Managed Tax Exempt Fund (Classes A and B).*

   99.B4.4 Specimen shares certificate for Gold & Government Fund (Classes A and B).*

   99.B4.5    Specimen Shares certificate for Sovereign Achievers
              Fund (Classes A and B).*

    99.B5     Advisory Agreement restated January 1, 1994.*

   99.B5.1    Form of Investment Management Contract between the
              Registrant on behalf of John Hancock Financial Industries Fund and John Hancock Advisers, Inc.+

    99.B6     Distribution Agreement with John Hancock Broker
              Distribution Services, Inc. and Freedom Distributors
              Corporation.*

   99.B6.1    Form of Financial Institution Sales and Service
              Agreement.*
   99.B6.2    Form of Soliciting Dealer Agreement between John
              Hancock Broker Distribution Services, Inc. and Selected
              Dealers.*

   99.B6.3    Form of Amendment to Distribution Agreement  between
              John Hancock Funds.+
    99.B7     None.

    99.B8     Custodian Contract with Investors Bank and Trust
              Company Bank, dated December 15, 1992.*

    99.B9 Transfer Agency and Service Agreement with John Hancock Fund Services, Inc.*

   99.B9.1 Service Agreement between John Hancock Advisers, Inc. and Berkeley Investment Partners (now TBFG Advisers, Inc.) dated October 1, 1992.*

   99.B10 Legal opinion and consent of Goodwin, Procter & Hoar dated May 16, 1986.*

  99.B10.1 Legal opinion and consent of Goodwin, Procter & Hoar dated February 3, 1986.*

  99.B10.2 Legal opinion and consent of Goodwin, Procter & Hoar dated March 27, 1987.*

  99.B10.3 Legal opinion and consent of Goodwin, Procter & Hoar dated December 20, 1991.*

  99.B10.4 Legal opinion and consent of Goodwin, Procter & Hoar dated December 27, 1992.*

  99.B11      Consent of Price Waterhouse LLP dated December 20, 1995+

  99.B11.1    Consent of Morningstar Mutual Fund Values.*

   99.B12     Not applicable

   99.B13     None

   99.B15 Plan of Distribution pursuant to Rule 12b-1 as amended and restated January 1, 1994.*


  99.B15.1 Form of Class A Distribution Plan between Registrant and John Hancock Funds, Inc.+

  99.B15.2 Form of Class B Distribution Plan between Registrant and John Hancock Funds, Inc.+

   99.B16* Working papers showing yield calculation for yield and total return incorporated by reference to Post-Effective Amendment.*

   99.B17 Power of Attorney dated June 25, 1992; Power of Attorney date December 14, 1992 and Power of Attorney dated August 17, 1993.*

     27       Not applicable


*Previously filed with Registration Statement and/or post-effective amendment and incorporated by reference herein.

+Filed herewith.

                                      C-12